Description of business and basis of preparation of the consolidated financial statements - IFRS 15 - Impact on the consolidated statement of financial position - Additional information (Details) - EUR (€)
€ in Millions
12 Months Ended
	Jan. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Impairment of goodwill		€ (56)	€ (20)	€ (814)
Orange Polska and subsidiaries [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment of goodwill				(494)
Orange Romania [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment of goodwill				(55)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment of goodwill	€ (139)
Increase (decrease) due to application of IFRS 15 [member] | Orange Polska and subsidiaries [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment of goodwill	€ (139)
Increase (decrease) due to application of IFRS 15 [member] | Orange Romania [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment of goodwill				€ (55)